Net Income (Loss) Per Share - Basic and diluted net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) for basic net income (loss) per share attributable to common stockholders	$ 4,167	$ (6,975)	$ (5,412)	$ (11,177)	$ (29,397)	$ (17,347)
Reversal of fair market value remeasurement gain on Convertible Notes	(12,752)		(7,810)
Add back of interest expense from the Convertible Notes	93		651
Net loss for diluted net loss per share attributable to common stockholders	$ (8,492)	$ (6,975)	$ (12,571)	$ (11,177)
Denominator:
Weighted-average common shares outstanding, Basic (in shares)	8,246,582	2,574,767	5,426,688	2,573,693	19,193,932	19,134,096
Convertible Notes	208,641		734,279
Weighted-average common shares outstanding, Diluted (in shares)	8,455,223	2,574,767	6,160,967	2,573,693	19,193,932	19,134,096
Net income (loss) per share attributable to common stockholders, Basic (in dollars per share)	$ 0.51	$ (2.71)	$ (1)	$ (4.34)	$ (1.53)	$ (0.91)
Net loss per share attributable to common stockholders, Diluted (in dollars per share)	$ (1)	$ (2.71)	$ (2.04)	$ (4.34)	$ (1.53)	$ (0.91)